CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND MEZZANINE EQUITY - USD ($)	Preferred Shares [Member] Series B Preferred Shares [Member]	Common Shares [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Due from Stockholder [Member]	Former Parent Company Investment [Member]	Accumulated deficit [Member]	Total		Series A Preferred Shares [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)			0
Ending balance (in shares)			0
Beginning balance at Dec. 31, 2022	$ 0	$ 0	$ 0	$ 0	$ 0	$ 26,353,153	$ 0	$ 26,353,153
Beginning balance (in shares) at Dec. 31, 2022	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	$ 0	$ 0	0	0	0	15,425,465	0	15,425,465	[1]
Comprehensive income/(loss)	0	0	0	0	0	15,425,465	0	15,425,465	[1]
Net (decrease) increase in Former Parent Company Investment	0	0	0	0	0	(14,895,715)	0	(14,895,715)
Excess of consideration over carrying value of acquired assets (Note 3)								0
Ending balance at Dec. 31, 2023	$ 0	$ 0	$ 0	0	0	26,882,903	0	26,882,903
Ending balance (in shares) at Dec. 31, 2023	0	0
Beginning balance at Dec. 31, 2022										$ 0
Beginning balance (in shares) at Dec. 31, 2022										0
Ending balance at Dec. 31, 2023										$ 0
Ending balance (in shares) at Dec. 31, 2023										0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)			0
Ending balance (in shares)			0
Net income/(loss)	$ 0	$ 0	$ 0	0	0	1,051,403	0	1,051,403	[1]
Comprehensive income/(loss)	0	0	0	0	0	1,051,403	0	1,051,403	[1]
Net (decrease) increase in Former Parent Company Investment	0	0	0	0	0	(6,822,484)	0	(6,822,484)
Excess of consideration over carrying value of acquired assets (Note 3)								0
Ending balance at Dec. 31, 2024	$ 0	$ 1	$ 0	0	0	21,111,822	0	21,111,822
Ending balance (in shares) at Dec. 31, 2024	0	1,000
Ending balance at Dec. 31, 2024								$ 0		$ 0
Ending balance (in shares) at Dec. 31, 2024										0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)			0					0
Ending balance (in shares)			0					0
Net income/(loss)	$ 0	$ 0	$ 0	0	0	573,218	(618,360)	$ (45,142)	[1]
Comprehensive income/(loss)	0	0	0	0	0	573,218	(618,360)	(45,142)	[1]
Net (decrease) increase in Former Parent Company Investment	0	0	0	0	0	329,618	0	329,618
Cancellation of common shares due to spin off	$ 0	$ (1)	$ 0	0	1	0	0	0
Cancellation of common shares due to spin off (in shares)	0	(1,000)	0
Capitalization at spin off, including Issuance of capital and preferred stock, net of costs (Note 7)	$ 40	$ 477	$ 0	5,692,409	0	(22,014,658)	0	(16,321,732)
Capitalization at spin off, including Issuance of capital and preferred stock, net of costs (Note 7) (in shares)	40,000	477,345	0
Issuance of common shares pursuant to registered equity offerings (Note 6)	$ 0	$ 2,328	$ 0	28,973,096	0	0	0	28,975,424
Issuance of common shares pursuant to registered equity offerings (Note 6) (in shares)	0	2,328,400	0
Repurchase of common shares			$ (130,548)
Repurchase of common shares (in shares)			(30,880)
Repurchase of common shares	$ 0	$ 0		0	0	0	0	(130,548)
Repurchase of common shares (in shares)	0	0
Dividend on Series A preferred shares (Note 7)	$ 0	$ 0	$ 0	0	0	0	(358,333)	(358,333)
Excess of consideration over carrying value of acquired assets (Note 3)	0	0	0	(3,091,542)	0	0	0	(3,091,542)
Ending balance at Dec. 31, 2025	$ 40	$ 2,805	$ (130,548)	$ 31,573,963	$ 0	$ 0	$ (976,693)	30,469,567
Ending balance (in shares) at Dec. 31, 2025	40,000	2,805,745
Increase (Decrease) in Temporary Equity [Roll Forward]
Capitalization at spin off, including Issuance of capital and preferred stock, net of costs (Note 6)										$ 25,877,180
Capitalization at spin off, including Issuance of capital and preferred stock, net of costs (Note 6) (in shares)										2,000,000
Ending balance at Dec. 31, 2025								$ 25,877,180		$ 25,877,180
Ending balance (in shares) at Dec. 31, 2025										2,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)			(30,880)					30,880
Ending balance (in shares)			(30,880)					30,880

[1]	For the year ended December 31, 2023, “Gain on sale of vessel” amounting to $8,226,258 is included in the accompanying consolidated statements of comprehensive income/(loss).